INTANGIBLE ASSETS, NET - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Weighted average useful lives of intangible assets
Intangible assets, amortization expenses	¥ 94,751	$ 14,868	¥ 72,690	¥ 71,028
Minimum
Weighted average useful lives of intangible assets
Estimated useful life of intangible assets	1 year	1 year
Maximum
Weighted average useful lives of intangible assets
Estimated useful life of intangible assets	36 years	36 years